Document and Entity Information	Oct. 27, 2026
Cover [Abstract]
Entity Registrant Name	DONALDSON Co INC
Amendment Flag	false
Entity Central Index Key	0000029644
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity File Number	1-7891
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	41-0222640
Entity Address, Address Line One	1400 West 94th Street
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55431
City Area Code	952
Local Phone Number	887-3131
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $5.00 par value
Trading Symbol	DCI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false